Financial risk management (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Analysis of credit exposures using internal credit grading system [text block]	The loan-to-value is calculated by the ratio between the gross value of the exposure and the value of the guarantee. Gross amounts exclude any provision for impairment:

	09/30/2023	12/31/2022
Lower than 30%	761,440	693,322
31 - 50%	1,822,041	1,689,190
51 - 70%	2,750,187	2,308,020
71 - 90%	2,143,947	1,503,703
Higher than 90%	50,195	57,577
	7,527,810	6,251,812

Disclosure of maturity analysis for financial assets held for managing liquidity risk [text block]
The table below presents the projected future realizable value of Inter’s financial assets and liabilities by contractual term:

	09/30/2023
	Note	Up to 3 months	3 months Up to 1 year	Above 1 year	Total
Financial assets
Cash and cash equivalents	8	4,297,078	—	—	4,297,078
Amounts due from financial institutions	9	3,474,244	—	—	3,474,244
Compulsory deposits at Central Bank of Brazil		2,190,872	—	—	2,190,872
Securities	10	478,410	172,499	14,257,388	14,908,297
Derivative financial assets	11	9,389	—	—	9,389
Loans and advances to customers	12.e	6,965,993	6,910,440	13,167,168	27,043,601
Other assets	17	—	—	107,977	107,977
Total		17,415,986	7,082,939	27,532,533	52,031,458

Financial liabilities
Liabilities with financial and similar institutions	18	9,418,245	—	—	9,418,245
Liabilities with customers	19	14,488,579	2,221,181	12,354,228	29,063,988
Securities issued	20	1,260,814	2,447,535	3,754,216	7,462,565
Derivative financial liabilities	11	7,466	5,416	8,177	21,059
Borrowing and onlending	21	72,155	(3,185)	18,679	87,649
Total		25,247,259	4,670,947	16,135,300	46,053,506

	12/31/2022
	Note	Up to 3 months	3 months Up to 1 year	Above 1 year	Total
Financial assets
Cash and cash equivalents	8	1,331,648	—	—	1,331,648
Amounts due from financial institutions	9	4,258,856	—	—	4,258,856
Compulsory deposits at Central Bank of Brazil		2,854,778	—	—	2,854,778
Securities	10	666,788	272,489	11,509,288	12,448,565
Loans and advances to customers	12.e	6,199,963	5,916,020	10,582,345	22,698,328
Other assets	17	—	—	87,318	87,318
Total		15,312,033	6,188,509	22,178,951	43,679,493

Financial liabilities
Liabilities with financial and similar institutions	18	7,906,897	—	—	7,906,897
Liabilities with customers	19	14,873,030	849,420	7,920,354	23,642,804
Securities issued	20	1,149,070	421,032	4,632,063	6,202,165
Derivative financial instruments	11	—	—	37,768	37,768
Borrowing and onlending	21	4,987	4,138	27,323	36,448
Total		23,933,984	1,274,590	12,617,508	37,826,082

Schedule of financial assets and liabilities using a current/non-current classification [Table Text Block]
The following table represents the Group's financial assets and liabilities, segregated into current (expected to be realized within 12 months of the reporting date) and non-current (expected to be realized more than 12 months after the reporting date), taking into account their contractual maturity at the date of these unaudited condensed consolidated interim financial statement:

		09/30/2023
	Note	Current	Non-current	Total
Assets
Cash and cash equivalents	8	4,297,078	—	4,297,078
Amounts due from financial institutions	9	3,474,244	—	3,474,244
Compulsory deposits at Central Bank of Brazil		2,190,872	—	2,190,872
Securities	10	650,909	14,257,388	14,908,297
Derivative financial assets	11	9,389	—	9,389
Loans and advances to customers, net of provisions for expected loss	12	12,277,314	13,019,306	25,296,620
Other assets	17	—	107,977	107,977
Total		22,899,806	27,384,671	50,284,477

Liabilities
Liabilities with financial institutions	18	9,418,245	—	9,418,245
Liabilities with customers	19	16,709,760	12,354,228	29,063,988
Securities issued	20	3,708,349	3,754,216	7,462,565
Derivative financial liabilities	11	12,882	8,177	21,059
Borrowing and onlending	21	68,970	18,679	87,649
Total		29,918,206	16,135,300	46,053,506

		12/31/2022
	Note	Current	Non-current	Total
Assets
Cash and cash equivalents	8	1,331,648	—	1,331,648
Amounts due from financial institutions	9	4,258,856	—	4,258,856
Compulsory deposits at Central Bank of Brazil		2,854,778	—	2,854,778
Securities	10	939,277	11,509,288	12,448,565
Loans and advances to customers, net of provisions for expected loss	12	11,159,852	10,220,064	21,379,916
Other assets	17	—	87,318	87,318
Total		20,544,411	21,816,670	42,361,081

Liabilities
Liabilities with financial institutions	18	7,906,897	—	7,906,897
Liabilities with customers	19	15,722,450	7,920,354	23,642,804
Securities issued	20	1,570,102	4,632,063	6,202,165
Derivative financial liabilities	11	—	37,768	37,768
Borrowing and onlending	21	9,126	27,322	36,448
Total		25,208,575	12,617,507	37,826,082

Schedule of the method for evaluating positions subject to market risk is the value at risk model [Table Text Block]
We present below the 21-day VaR of the trading book:

R$ thousand	09/30/2023	12/31/2022
Risk factor
Price index coupons	4,827	4,133
Pre fixed interest rate	40	541
Foreign currency coupons	93	883
Foreign currencies	4,298	624
Share price	—	528
Subtotal	9,258	6,709

Diversification effects (correlation)	3,076	1,958
Value-at-Risk	6,182	4,751
The VaR of the banking book:

R$ thousand	09/30/2023	12/31/2022
Risk factor
Price index coupons	496,644	234,172
Interest rate coupons	41,287	77,448
Pre fixed interest rate	21,717	55,003
Others	13,697	1,398
Subtotal	573,345	368,021

Diversification effects (correlation)	53,467	30,767
Value-at-Risk	519,878	337,254

Schedule of sensitivity analysis in different scenarios [Table Text Block]
The table below shows the results of the above scenarios:

Exposures - R$ thousand
Banking and Trading book		Scenarios					09/30/2023
Risk factor	Risk of variation in:	Rate variation in scenario 1	Scenario I	Rate variation in scenario 2	Scenario II	Rate variation in scenario 3	Scenario III
IPCA coupon	Price index coupon	increase	(4,046)	increase	(512,831)	increase	(955,548)
IGP-M coupon	Price index coupon	increase	(17)	increase	(2,003)	increase	(3,848)
Pre-fixed rate	Pre-fixed rate	increase	(1,671)	increase	(439,281)	increase	(837,480)
TR coupon	Interest rate coupon	increase	(900)	increase	(193,964)	increase	(343,490)
USD coupon	Price index coupon	decrease	(5)	decrease	(489)	decrease	(988)

Exposures - R$ thousand
Banking and Trading book		Scenarios					12/31/2022
Risk factor	Risk of variation in:	Rate variation in scenario 1	Scenario I	Rate variation in scenario 2	Scenario II	Rate variation in scenario 3	Scenario III
IPCA coupon	Price index coupon	increase	(3,085)	increase	(421,495)	increase	(784,028)
IGP-M coupon	Price index coupon	increase	(21)	increase	(2,949)	increase	(5,542)
Pre-fixed rate	Pre-fixed rate	increase	(470)	increase	(162,809)	increase	(338,073)
TR coupon	Interest rate coupon	increase	(850)	increase	(188,954)	increase	(334,415)